LEASE - Lease liabilities Rollforward (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities
Beginning balance	R$ 3,984,070	R$ 0	R$ 0
Additions	561,162		914,327
Payments	(354,289)		(646,487)
Accrual of financial charges	240,528		275,404
Exchange rate variation	742,501		11,929
Ending balance	5,173,972		3,984,070
Current	704,174		656,844
Non-current	4,469,798		R$ 3,327,226
IFRS 16, Leases
Lease Liabilities
Initial adoption on January 1, 2019				R$ 3,428,897
Leased Land
Lease Liabilities
Accrual of financial charges	R$ 37,040	R$ 30,440